Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0002056611
Registrant Name	Latigo Biotherapeutics, Inc.
Registration File Number	333-11111
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES